Segment Reporting - Schedule of Reconciliation from Reportable Segment Income (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Net revenues
Total net revenues	$ 6,565,367	$ 6,803,962
Cost of revenues
Total cost of revenues	5,893,899	6,195,078
Gross profit
Total Gross profit	671,468	608,884
Reconciliation of profit or loss:
Selling and marketing	(117,772)	(149,223)
General and administrative	(1,200,042)	(1,837,698)
Research and development	(389,572)	(395,435)
Total operating expenses	(1,707,386)	(2,382,356)
Loss from operations	(1,035,918)	(1,773,472)
Fair value changes in contingent asset		(310,667)
Impairment loss of goodwill		(1,362,044)
Other (loss) income	122,977	277,151
Loss from continuing operations before income tax and share of loss of equity method investments	(912,941)	(3,169,032)
Loss from discontinued operations before income tax and share of loss of equity method investments	(165,626)	(1,472,451)
Loss before income tax and share of loss of equity method investments	(1,078,567)	(4,641,483)
Battery Cells and Packs Segment [Member]
Net revenues
Total net revenues	5,518,183	5,847,751
Cost of revenues
Total cost of revenues	5,271,930	5,592,773
Gross profit
Total Gross profit	246,253	254,978
Electronic Control System and Intelligent Robots Sales Segment [Member]
Net revenues
Total net revenues	636,356	739,390
Cost of revenues
Total cost of revenues	370,868	416,635
Gross profit
Total Gross profit	265,488	322,755
Others Segment [Member]
Net revenues
Total net revenues	410,828	216,821
Cost of revenues
Total cost of revenues	251,101	185,670
Gross profit
Total Gross profit	$ 159,727	$ 31,151